Intangible Assets and Other Assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets, Goodwill and Other Assets Disclosure [Abstract]
Goodwill
Table 7.1 shows the allocation of goodwill to our reportable operating segments.
Table 7.1: Goodwill

(in millions)	Consumer Banking and Lending	Commercial Banking	Corporate and Investment Banking	Wealth and Investment Management	Corporate	Consolidated Company
December 31, 2021	$16,418	2,938	5,375	344	105	25,180
Foreign currency translation	—	(7)	—	—	—	(7)
December 31, 2022	16,418	2,931	5,375	344	105	25,173
Foreign currency translation	—	2	—	—	—	2
December 31, 2023	$16,418	2,933	5,375	344	105	25,175

Other Assets
Table 7.2 presents the components of other assets.
Table 7.2: Other Assets

(in millions)	Dec 31, 2023	Dec 31, 2022
Corporate/bank-owned life insurance (1)	$19,705	20,807
Accounts receivable (2)	30,541	23,646
Interest receivable:
AFS and HTM debt securities	1,616	1,572
Loans	3,933	3,470
Trading and other	1,211	767
Operating lease assets (lessor)	5,558	5,790
Operating lease ROU assets (lessee)	3,412	3,837
Other (3)(4)	12,839	15,949
Total other assets	$78,815	75,838
(1)Corporate/bank-owned life insurance is recorded at cash surrender value.
(2)Primarily includes derivatives clearinghouse receivables, trade date receivables, and servicer advances, which are recorded at amortized cost.
(3)Primarily includes income tax receivables, prepaid expenses, foreclosed assets, and venture capital and private equity investments in consolidated portfolio companies.
(4)In first quarter 2023, we adopted ASU 2018-12 – Financial Services – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. For additional information, see Note 1 (Summary of Significant Accounting Policies).